Warrants (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Apr. 26, 2022 shares	Jun. 14, 2021 USD ($)	Mar. 31, 2021 USD ($)
Warrants (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares	$ 11.5
Redemption price (in Dollars per share) | $ / shares	$ 0.01
Warrant trigger price	18
Warrant [Member]
Warrants (Details) [Line Items]
Fair value of warrants (in Dollars) | $				$ 1.5	$ 2.3
April 2013 Series C Warrants [Member]
Warrants (Details) [Line Items]
Number of common stock purchase by warrants	248,408
November 2013 Series C Warrants [Member]
Warrants (Details) [Line Items]
Number of common stock purchase by warrants	496,827
Series C Warrants [Member]
Warrants (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares	$ 1.21
Warrants exercised		745,235
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants issued and outstanding	3,457,996
Private Warrants [Member]
Warrants (Details) [Line Items]
Warrants issued and outstanding	208,000
Series C Preferred Stock [Member]
Warrants (Details) [Line Items]
Net issuance		645,356
Class A Common Stock [Member]
Warrants (Details) [Line Items]
Net issuance			455,000,000
Net issuance of shares	673,416
Legacy Sound Hound [Member]
Warrants (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares	$ 3.67
Legacy Sound Hound [Member] | SVB March 2021 Note [Member]
Warrants (Details) [Line Items]
Number of common stock purchase by warrants	708,808
Legacy Sound Hound [Member] | SCI June 2021 Note [Member]
Warrants (Details) [Line Items]
Number of common stock purchase by warrants	354,404